Schedule of Investments – Virtus Reaves Utilities ETF

April 30, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS – 99.9%

Utilities – 99.9%
Alliant Energy Corp.	134,205	$8,191,873
Ameren Corp.	67,215	6,670,417
Atmos Energy Corp.	100,593	16,158,254
CenterPoint Energy, Inc.	499,042	19,352,849
CMS Energy Corp.	43,086	3,173,284
Constellation Energy Corp.	173,657	38,801,920
DTE Energy Co.	73,059	10,009,083
Entergy Corp.	253,741	21,103,639
IDACORP, Inc.	160,367	18,937,739
New Jersey Resources Corp.	32,104	1,571,170
NextEra Energy, Inc.	271,175	18,136,184
NiSource, Inc.	489,191	19,132,260
NRG Energy, Inc.	111,930	12,265,289
OGE Energy Corp.	89,009	4,039,228
Pinnacle West Capital Corp.	199,929	19,029,242
PPL Corp.	528,660	19,296,090
Public Service Enterprise Group, Inc.	225,501	18,024,295
Sempra	357,329	26,538,825
Talen Energy Corp.*	157,769	33,932,957
TXNM Energy, Inc.	356,560	18,968,992
Vistra Corp.	336,099	43,568,513
Xcel Energy, Inc.	421,860	29,825,502

TOTAL INVESTMENTS – 99.9%
(Cost $374,802,729)		406,727,605
Other Assets in Excess of Liabilities – 0.1%		250,825
Net Assets - 100.0%		$406,978,430

*	Non-income producing security.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$406,727,605	$—	$—	$406,727,605
Total	$406,727,605	$—	$—	$406,727,605